UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22926

Innovator ETFs Trust II (formerly, Elkhorn ETF Trust)

(Exact name of registrant as specified in charter)

120 N Hale Street, Suite 200 Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Benjamin T. Fulton Innovator ETFs Trust II (formerly, Elkhorn ETF Trust) 120 N Hale Street, Suite 200 Wheaton, IL 60187
(Name and address of agent for service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

Registrant's telephone number, including area code: (630) 355-4676

Date of fiscal year end: March 31

Date of reporting period: March 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

INNOVATOR

Annual Report

INNOVATOR S&P HIGH QUALITY PREFERRED ETF (EPRF)

March 31, 2018
Innovator ETFs Trust II

TABLE OF CONTENTS

Letter to Shareholders	1
Management’s Discussion of Fund Performance	2
Shareholder Expense Example	4
Schedule of Investments	6
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	14
Report of Independent Registered Public Accounting Firm	24
Trustees and Officers	25
Supplemental Information	26

Letter to Shareholders (Unaudited)

Dear Valued Shareholders,

Thank you for your continued support of the Innovator S&P High Quality Preferred ETF. The following shareholder letter covers the one-year period ended March 31, 2018. Despite increased volatility in the equity markets, credit spreads remain at depressed levels as the spread between high yield bonds and investment grade bonds continues to compress. At current levels, we believe the risk of increased bond market volatility and widening credit spreads is to the upside. Because the ETF only invests in investment-grade preferreds, it is positioned to provide investors a way to hedge against widening credit spreads while staying invested in the preferred space and obtaining a relatively high income stream. We appreciate your interest in the ETF and look forward to partnering on current and future Innovator ETFs.

Sincerely,

Bruce Bond

Chief Executive Officer

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The Innovator S&P High Quality Preferred ETF (EPRF) is based on the S&P U.S. High Quality Preferred Stock Index, which selects investment grade preferred issues (BBB- or higher) from a universe of U.S. listed preferred stocks. Since inception, EPRF has underperformed the broader preferred market, as junk rated preferreds have outperformed investment grade in both the preferred stock and broader fixed income space in part due to slightly higher duration levels. Since ERPF commenced operations on May 23rd, 2016, through the quarter ended 3/31/2018, the fund’s NAV returned 1.69%. The S&P U.S. Preferred Stock Index, which includes significant exposure to below investment grade preferreds, returned 3.80%. Over the last year, despite further compression in credit spreads, investment grade preferreds have kept pace with the broader preferred market as EPRF’s NAV returned 2.98% relative to the S&P U.S. Preferred Stock Index’s 3.08% return.

Average Annual Total Returns

As of March 31, 2018

	1 Year	Inception*
Innovator S&P High Quality Preferred ETF (NAV)	2.98%	1.69%
Innovator S&P High Quality Preferred ETF (Market Price)	3.69%	1.92%
S&P U.S. High Quality Preferred Stock Index	3.60%	2.40%
S&P U.S. Preferred Stock Index	3.08%	3.80%

* Commenced operations on 5/23/2016

Performance quoted represents past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit innovatoretfs.com/EPRF for current month-end performance.

The S&P U.S. High Quality Preferred Index is designed to provide exposure to U.S.-listed preferred stocks that meet a minimum size, liquidity, type of issuance, and quality criteria. The S&P U.S. Preferred Stock Index represents the U.S preferred stock market.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities therefore does not incur expenses incurred by the Fund. The index returns do not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these fees and expenses. One cannot invest directly in an index.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED), CONTINUED

The net asset value (“NAV”) is calculated by dividing the net assets by the number of shares outstanding. The price used to calculate the market price returns is determined by using the midpoint bid/ask of the closing price listed on the primary stock exchange on which shares of the Fund are listed for trading and does not represent returns an investor would receive if shares were traded at other times.

The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares. Market returns do not reflect brokerage commissions that may be payable on secondary market transactions.

Hypothetical growth of a $10,000 Investment

For the period 5/23/2016 (Commencement of operations) to 3/31/2018

Growth of a $10,000 Investment since Inception

Innovator S&P High Quality Preferred ETF(1)

S&P U.S. High Quality Preferred Stock Index

S&P U.S. Preferred Stock Index

(1)	Based on NAV

Shareholder Expense

March 31, 2018 (UNAUDITED)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 through March 31, 2018).

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Shareholder Expense Example

March 31, 2018 (UNAUDITED), CONTINUED

				Expenses
	Beginning	Ending	Annualized	Paid During
	Account Value 10/1/2017	Account Value 3/31/2018	Expense Ratio for the Period	Period 10/1/2017– 3/31/2018[1]
Innovator S&P High Quality Preferred ETF
Actual	$1,000.00	$998.80	0.47%	$2.34
Hypothetical (5% return before expenses)	$1,000.00	$1,022.59	0.47%	$2.37

1	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

INNOVATOR S&P HIGH QUALITY PREFERRED ETF

Schedule of Investments

March 31, 2018

7

Investments	Shares	Value
PREFERRED STOCKS—99.9%
Banks—18.8%
BB&T Corp., 5.63%	4,144	$110,272
BB&T Corp., 5.85%	4,319	109,659
BB&T Corp., Series E, 5.63%	4,343	109,140
BB&T Corp., Series F, 5.20%	4,367	109,088
BB&T Corp., Series G, 5.20%	4,381	109,525
Countrywide Capital V, 7.00%	10,487	272,662
HSBC Holdings PLC (United Kingdom), 8.13%	6,770	178,119
HSBC Holdings PLC (United Kingdom), Series 2, 8.00%	6,803	177,831
HSBC Holdings PLC (United Kingdom), Series A, 6.20%	7,059	181,769
JPMorgan Chase & Co., Series AA, 6.10%	3,418	90,201
JPMorgan Chase & Co., Series BB, 6.15%	3,423	90,504
JPMorgan Chase & Co., Series P, 5.45%	3,613	91,084
JPMorgan Chase & Co., Series T, 6.70%	3,395	88,745
JPMorgan Chase & Co., Series W, 6.30%	3,432	89,644
JPMorgan Chase & Co., Series Y, 6.13%	3,441	90,051
Merrill Lynch Capital Trust III, 7.38%, (3-Month USD LIBOR + 1.66%) (a)	10,122	265,804
PNC Financial Services Group, Inc. (The), Series Q, 5.38%	21,663	543,525
US Bancorp, 5.15%	21,724	552,007
Wells Fargo & Co., 5.20%	2,183	53,505
Wells Fargo & Co., Series J, 8.00%	2,131	54,745
Wells Fargo & Co., Series O, 5.13%	2,185	53,707
Wells Fargo & Co., Series P, 5.25%	2,178	53,644
Wells Fargo & Co., Series T, 6.00%	2,089	53,290
Wells Fargo & Co., Series V, 6.00%	2,066	53,819
Wells Fargo & Co., Series W, 5.70%	2,115	53,298
Wells Fargo & Co., Series X, 5.50%	2,154	53,570
Wells Fargo & Co., Series Y, 5.63%	2,123	53,181
Total Banks		3,742,389
Capital Markets—21.7%
Apollo Global Management LLC, Series A, 6.38%	20,957	524,973
Ares Management LP, Series A, 7.00%	20,735	541,806
Bank of New York Mellon Corp. (The), 5.20%	21,802	549,410
Carlyle Group LP (The), Series A, 5.88%	21,749	523,281
Charles Schwab Corp. (The), Series C, 6.00%	20,594	536,268
KKR & Co. LP, Series A, 6.75%	10,199	268,438
KKR & Co. LP, Series B, 6.50%	10,254	268,142
Northern Trust Corp., Series C, 5.85%	20,965	560,814
State Street Corp., Series C, 5.25%	10,905	273,388
State Street Corp., Series E, 6.00%	10,407	273,704
Total Capital Markets		4,320,224

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P HIGH QUALITY PREFERRED ETF

Schedule of Investments, CONTINUED

March 31, 2018

Investments	Shares	Value
Electric Utilities—13.5%
Alabama Power Co., Series A, 5.00%	21,038	$533,945
Duke Energy Corp., 5.13%	21,638	550,471
NextEra Energy Capital Holdings, Inc., 5.00%	11,011	272,632
NextEra Energy Capital Holdings, Inc., Series I, 5.13%	11,006	271,958
PPL Capital Funding, Inc., Series B, 5.90%	21,476	543,128
SCE Trust VI, 5.00%	22,400	507,136
Total Electric Utilities		2,679,270
Equity Real Estate Investment—18.2%
Federal Realty Investment Trust, Series C, 5.00%	21,863	498,258
Kimco Realty Corp., Series I, 6.00%	4,306	106,616
Kimco Realty Corp., Series J, 5.50%	4,373	101,454
Kimco Realty Corp., Series K, 5.63%	4,376	101,873
Kimco Realty Corp., Series L, 5.13%	4,422	97,372
Kimco Realty Corp., Series M, 5.25%	4,340	95,437
National Retail Properties, Inc., Series F, 5.20%	22,236	515,208
PS Business Parks, Inc., Series U, 5.75%	5,338	132,062
PS Business Parks, Inc., Series W, 5.20%	5,440	129,309
PS Business Parks, Inc., Series X, 5.25%	5,418	126,890
PS Business Parks, Inc., Series Y, 5.20%	5,448	125,522
Public Storage, Series A, 5.88%	1,892	48,908
Public Storage, Series B, 5.40%	1,939	48,960
Public Storage, Series C, 5.13%	1,973	49,108
Public Storage, Series D, 4.95%	2,014	47,832
Public Storage, Series E, 4.90%	2,019	47,265
Public Storage, Series F, 5.15%	1,992	48,306
Public Storage, Series G, 5.05%	2,003	48,072
Public Storage, Series U, 5.63%	1,980	49,817
Public Storage, Series V, 5.38%	1,984	49,421
Public Storage, Series W, 5.20%	2,008	48,533
Public Storage, Series Y, 6.38%	1,872	49,421
Senior Housing Properties Trust, 5.63%	21,689	540,924
Welltower, Inc., Series I, 6.50%	9,211	512,500
Total Equity Real Estate Investment		3,619,068
Insurance—24.6%
Aegon NV (Netherlands), 6.38%	7,081	182,973
Aegon NV (Netherlands), 6.50%	7,059	185,087
Aegon NV (Netherlands), 8.00%	6,901	182,945
Arch Capital Group Ltd. (Bermuda), Series E, 5.25%	10,949	265,732
Arch Capital Group Ltd. (Bermuda), Series F, 5.45%	10,896	267,388
Axis Capital Holdings Ltd. (Bermuda), Series D, 5.50%	10,949	270,988
Axis Capital Holdings Ltd. (Bermuda), Series E, 5.50%	10,875	267,525

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P HIGH QUALITY PREFERRED ETF

Schedule of Investments, CONTINUED

March 31, 2018

Investments	Shares	Value
Insurance (continued)
PartnerRe Ltd. (Bermuda), Series H, 7.25%	19,252	$535,206
Prudential Financial, Inc., 5.70%	10,836	271,983
Prudential Financial, Inc., 5.75%	10,866	273,606
Prudential PLC (United Kingdom), 6.50%	10,479	273,816
Prudential PLC (United Kingdom), 6.75%	10,471	276,958
RenaissanceRe Holdings Ltd. (Bermuda), Series E, 5.38%	21,836	544,590
Selective Insurance Group, Inc., 5.88%	21,680	545,252
Validus Holdings Ltd. (Bermuda), Series A, 5.88%	10,576	270,746
Validus Holdings Ltd. (Bermuda), Series B, 5.80%	10,617	268,716
Total Insurance		4,883,511
Machinery—2.8%
Stanley Black & Decker, Inc., 5.75%	21,698	546,356
Mortgage Real Estate Investment—0.3%
Wells Fargo Real Estate Investment Corp., Series A, 6.38%	2,089	54,230
Total Preferred Stocks (Cost $20,226,887)		19,845,048
Total Investments—99.9% (Cost $20,226,887)		$19,845,048
Other Assets in Excess of Liabilities—0.1%		24,591
Net Assets—100.0%		$19,869,639

(a)	Floating rate. Rate shown is the rate in effect at March 31, 2018.

USD	United State Dollar
LIBOR	London InterBank Offered Rate.

SCHEDULE OF INVESTMENTS SUMMARY
As of March 31, 2018

Sector	% of Total Investments
Financials	65.5%
Industrials	2.8
Real Estate	18.2
Utilities	13.5
Total Investments	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P HIGH QUALITY PREFERRED ETF

Schedule of Investments, CONTINUED

March 31, 2018

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$19,845,048	$–	$–	$19,845,048
Total	$19,845,048	$–	$–	$19,845,048

For the year ended March 31, 2018, there were no transfers between any levels. As of March 31, 2018 there were no Level 3 investments held in the Fund.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P HIGH QUALITY PREFERRED ETF

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2018

ASSETS:
Investments, at cost	$20,226,887
Investments, at value	$19,845,048
Receivables:
Dividends	67,852
Total Assets	19,912,900
LIABILITIES:
Payables:
Due to custodian	35,319
Advisory fees	7,942
Total Liabilities	43,261
NET ASSETS	$19,869,639
NET ASSETS CONSIST OF:
Paid-in capital	$21,194,236
Distributions in excess of net investment income	(6,239)
Accumulated net realized gain (loss) on investments	(936,519)
Net unrealized appreciation (depreciation) on investments	(381,839)
NET ASSETS	$19,869,639
Shares outstanding ($0.01 par value common stock, unlimited shares authorized)	850,002
Net asset value, per share	$23.38

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P HIGH QUALITY PREFERRED ETF

STATEMENT OF OPERATIONS

For the Year Ended March 31, 2018

INVESTMENT INCOME:
Dividend income	$1,104,044
EXPENSES:
Advisory fees	88,355
Net Investment Income	1,015,689
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(120,059)
In-kind redemptions	39,121
Total net realized gain (loss)	(80,938)
Net change in unrealized appreciation (depreciation) on Investments	(461,736)
Net realized and change in unrealized appreciation (depreciation) on investments	(542,674)
Net Increase in Net Assets Resulting From Operations	$473,015

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P HIGH QUALITY PREFERRED ETF

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended March 31, 2018	For the Period May 23, 2016[1] to March 31, 2017
OPERATIONS:
Net investment income	$1,015,689	$503,163
Net realized gain (loss) on investments	(80,938)	(811,385)
Net change in unrealized appreciation (depreciation) on investments	(461,736)	79,897
Net increase (decrease) in net assets resulting from operations	473,015	(228,325)
Distributions paid to shareholders from:
Net investment income	(1,066,089)	(491,047)
Return of capital	(31,052)	–
Total distributions to shareholders	(1,097,141)	(491,047)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	9,663,649	13,945,584
Cost of shares redeemed	(1,199,779)	(1,196,317)
Net increase in net assets resulting from shareholder transactions	8,463,870	12,749,267
Increase in net assets	7,839,744	12,029,895
NET ASSETS:
Beginning of period	12,029,895	–
End of period	$19,869,639	$12,029,895
Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(6,239)	$29,539
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	500,002	–
Shares sold	400,000	550,002
Shares redeemed	(50,000)	(50,000)
Shares outstanding, end of period	850,002	500,002

[1] Commencement of operations.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P HIGH QUALITY PREFERRED ETF

FINANCIAL HIGHLIGHTS

	Year Ended March 31, 2018	For the Period May 23, 2016[1] to March 31, 2017
Per Share Operating Performance:
(for a share of capital stock outstanding throughout each period)
Net asset value, beginning of period	$24.06	$25.07
Income from Investment Operations:
Net investment income[2]	1.29	1.21
Net realized and unrealized loss on investments	(0.57)	(1.17)
Total gain from investment operations	0.72	0.04
Less distributions from:
Net investment income	(1.36)	(1.05)
Return of capital	(0.04)	–
Total distributions	(1.40)	(1.05)
Net asset value, end of period	$23.38	$24.06
Market value, end of period	$23.39	$24.10
Total Return at Net Asset Value	2.98%	0.18%[3]
Total Return at Market Value	3.69%	(0.1)%[3]
Ratios/Supplemental Data:
Net assets, end of period (000's) omitted	$19,870	$12,030
Ratio to average net assets of:
Expenses	0.47%	0.48%[4,5]
Net investment income	5.39%	5.86%[4]
Portfolio turnover rate[6]	67%	171%

[1]	Commencement of Operations.
[2]	Based on average daily shares outstanding.
[3]	Not Annualized.
[4]	Annualized for periods less than one year.
[5]	The ratio of expenses to average net assets include tax expenses of 0.01%.
[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

March 31, 2018

1.	ORGANIZATION

Effective April 1, 2018, Innovator Capital Management, LLC (the “Adviser”) was appointed to serve as the investment adviser to the Innovator S&P High Quality Preferred ETF, formerly Elkhorn S&P High Quality Preferred ETF, (the “Fund”). Elkhorn Investments, LLC served as the Fund’s Adviser until March 31, 2018. Refer to Note 8 – Subsequent Events for a discussion on the Fund’s name change and updated advisory agreement.

The Fund is classified as a non-diversified series of the Trust.

The Innovator ETFs Trust II (the “Trust”), formerly Elkhorn ETF Trust, was organized as a Massachusetts business trust on December 17, 2013, and is authorized to issue an unlimited number of shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund commenced operations on May 23, 2016.

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P U.S. High Quality Preferred Stock Index.

The Fund is an investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation:

The Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

Notes to Financial Statements

March 31, 2018, CONTINUED

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange other than The Nasdaq Stock Market (“Nasdaq”) are valued at the last sale price on the business day as of which such value is being determined. Securities listed on Nasdaq are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on Nasdaq, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

If a market quotation is not readily available or is deemed not to reflect market value, the Adviser determines the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board of Trustees (the “Board”). In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s NAV is calculated. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre- established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities. Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

Notes to Financial Statements

March 31, 2018, CONTINUED

Fair valuation measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value the Fund’s investments at March 31, 2018, is disclosed at the end of the Fund’s Schedule of Investments.

Notes to Financial Statements

March 31, 2018, CONTINUED

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Use of Estimates:

In preparing financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Tax Information, Dividends and Distributions to Shareholders

The Fund is treated as a separate entity for federal income tax purposes. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders.

Distributions to Shareholders are recorded on the ex-dividend date. The Fund generally pays out dividends from its net investment income, if any, monthly, and distributes its net capital gains, if any, to shareholders at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Notes to Financial Statements

March 31, 2018, CONTINUED

Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of March 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. As of March 31, 2018, the Fund has no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Fund expects this risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Advisory and Other Fees:

The Fund pay to the Adviser, a related party, a fee calculated daily and payable monthly at an annual rate (stated as a percentage of the average daily net assets of the Fund) in return for providing investment management and supervisory services as follows:

Management Fees
0.47%

Subject to the supervision of the Board, the Adviser pays substantially all expenses associated with the operation of the Fund, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Notes to Financial Statements

March 31, 2018, CONTINUED

Administrator, Custodian, Accounting Agent and Transfer Agent Services:

The Bank of New York Mellon (in each capacity, the “Administrator”, “Custodian,” “Accounting Agent” or “Transfer Agent”) serves as the Fund’s Administrator, Custodian, Accounting Agent and Transfer Agent pursuant to the Fund Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Distribution and Service Fees:

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s distributor pursuant to a Distribution Service Agreement. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No fees are currently paid by the Fund under the plan, and the Fund will not pay 12b-1 fees any time before March 31, 2018. Effective April 1, 2018, the Board elected not to renew the Rule 12b-1 Plan.

4.	CREATION AND REDEMPTION TRANSACTIONS

There were an unlimited number of shares of beneficial interest at $0.01 par value authorized by the Trust. Individual shares of the Fund may only be purchased and sold at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Fund’s shares may be at, above or below its NAV depending on the premium or discount at which the Fund’s shares trade.

The Fund issues and redeems shares at its NAV only in a large specified number of shares each called a “Creation Unit,” or multiples thereof, and only with “authorized participants” who have entered into contractual arrangements with the Distributor. A Creation Unit for the Fund consists of 50,000 shares. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for The Fund is disclosed in detail in the Statement of Changes in Net Assets. The consideration for a purchase of Creation Units generally consists of the in-kind deposit of specified securities and an amount of cash or, as permitted or required by the Fund, of cash. A fixed transaction fee is imposed on each creation and redemption transaction. In addition, a variable charge for certain creation and redemption transactions will be imposed.

Notes to Financial Statements

March 31, 2018, CONTINUED

5.	INVESTMENT TRANSACTIONS

For the year ended March 31, 2018, the cost of purchases and the proceeds from sales of investment securities (excluding short- term investments) were as follows:

Purchases	Sales
$12,601,366	$12,669,887

For the year ended March 31, 2018, the cost of in-kind subscriptions and the proceeds from in-kind redemptions were the following:

In-Kind Subscriptions	In-Kind Redemptions
$9,678,457	$1,199,685

6.	FEDERAL INCOME TAX MATTERS

At March 31, 2018, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes (including derivatives) were as follows:

Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$20,257,681	$96,281	$(508,914)	$(412,633)

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sales, investments in partnerships and preferred securities.

Notes to Financial Statements

March 31, 2018, CONTINUED

At March 31, 2018, the components of undistributed or accumulated earnings/loss on a tax-basis were as follows:

Undistributed Net Investment Income (Loss)	Accumulated Capital and Other Gains (Losses)	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
$—	$(911,964)	$(412,633)	$(1,324,597)

The tax character of distributions paid from ordinary income during the years ended March 31, 2018 and March 31, 2017, were as follows:

Year Ended March 31, 2018	Year Ended March 31, 2018	Period Ended March 31, 2017
Ordinary Income	Return of Capital	Ordinary Income
$1,066,089	$31,052	$491,047

Certain capital and qualified late year ordinary losses incurred after October 31 and December 31, respectively, and within the current taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. During the fiscal year ended March 31, 2018, the Fund did not elect to defer qualified late year losses.

Notes to Financial Statements

March 31, 2018, CONTINUED

At March 31, 2018, for Federal income tax purposes, the fund has capital loss carryforwards available to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Short-Term No Expiration	Long-Term No Expiration
$861,564	$50,400

At March 31, 2018, the effect of permanent book/tax reclassifications resulting in increase/(decrease) to the components of net assets were as follows:

Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Paid-In Capital
$45,674	$(14,797)	$(30,877)

7.	PRINCIPAL RISKS

In the normal course of business, the Fund makes investments in financial instruments where the risk of potential loss exists due to changes in the market. The following is a description of select risks of investing in the Fund.

Index Risk. The Fund is not actively managed. The Fund invests in securities included in or representative of its Index regardless of its investment merit. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Index, even if that security generally is underperforming.

Non-Diversified Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds, changes in the market value of a single investment could cause greater fluctuations in share price than would a diversified fund.

The Fund’s prospectus contains additional information regarding risks associated with investments in the Fund.

Notes to Financial Statements

March 31, 2018, CONTINUED

8.	SUBSEQUENT EVENT

Effective April 1, 2018, Innovator Capital Management, LLC was appointed to serve as the investment adviser to the Fund, pursuant to an Interim Investment Advisory Agreement with the Trust on behalf of the Fund (“Interim Advisory Agreement”). The Interim Advisory Agreement will remain in effect for 150 days from its effectiveness, or until Fund shareholders approve a new, permanent investment advisory agreement (“New Advisory Agreement”), whichever is earlier.

Effective April 1, 2018, the trust has changed from Elkhorn ETF Trust to Innovator ETFs Trust II. As a result, the Elkhorn S&P High Quality Preferred ETF Fund’s name was changed to the Innovator S&P High Quality Preferred ETF, the Fund’s ticker Symbol remained the same (EPRF). The Fund lists and principally trades its shares on Cboe BZX Exchange, Inc. (“Cboe BZX” or the “Exchange”).

On April 10, 2018, the Board of Trustees (the “Board”) approved the New Advisory Agreement between the Trust and Innovator and recommended that the New Advisory Agreement be submitted to Fund shareholders for approval. The New Advisory Agreement will take effect upon its approval by shareholders. For more information on Innovator, visit www.innovatoretfs.com.

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that, other than the above, there were no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Elkhorn ETF Trust.

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities of Elkhorn S&P High Quality Preferred ETF (the Fund), including the schedule of investments, as of March 31, 2018, and the related statements of operations for the year then ended, and the statement of changes in net assets and financial highlights for the year then ended and for the period from May 23, 2016 (commencement of operations) through March 31, 2017, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, and the results of its operations for the year then ended, and changes in its net assets and its financial highlights for the year then ended and for the period from May 23, 2016 (commencement of operations) through March 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ Grant Thornton LLP

We have served as the Fund’s auditor since 2016.

Chicago, IL

May 30, 2018

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd

Trustees and Officers (Unaudited)

Name, Address, Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Bruce Howard YOB: 1952	Trustee	Since 2015	Advisory Board Member, Performance Trust Capital Partners LLC, 2009-present; Director/Tax Consultant, Tyndale House Publishers Inc., 1980-present; Professor of Business & Economics, Wheaton College, 1980-present	4	None
Gregory D. Bunch YOB: 1958	Trustee	Since 2015	Adjunct Professor of Entrepreneurship, University of Chicago, 2009-present; President, Masterplan International Corporation, 1998-present; Co-Founder, Oration, 2012-2013	4	None
Jeffrey P. Helton YOB: 1959	Trustee	Since 2015	Pastor, The People’s Church, 2012-2015; Executive/Life Coach, WellSpring Coaching, 2010-present	4	None
Interested Trustee*
Benjamin T. Fulton YOB: 1961	Trustee and President of the Trust	Trustee and President since 2015	Chief Executive Officer and President, Elkhorn Investments, LLC, 2013-present; Managing Director, Invesco PowerShares Capital Management LLC, 2005-2013	4	None

* Mr. Fulton is an “interested person,” as defined by the Investment Company Act of 1940, as amended, because of his employment within Elkhorn.

Name, Address,	Position(s) Held	Length of	Principal Occupation
Year of Birth	with Trust	Time Served	During Past 5 Years
Officers
James Nash YOB: 1976	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2017

Foreside Fund Officer Services, LLC, Fund, 2016-present, Chief Compliance Officer; JP Morgan Chase & Co., 2014-2016, Senior Associate, Regulator, Administration Advisor; Linedata Services, 2011-2014, Product Analyst

Philip L. Ziesemer YOB: 1963	Principal Financial Officer and Secretary	Since 2015	Chief Financial Officer, Elkhorn Investments, LLC, 2013-present; Chief Financial Officer, Renegade Holdings, 2009-2013

The Fund's SAI provide additional information about the Fund's Directors and is available, without charge by writing to the Trust’s Distributor, or by calling toll free at 1-800-208-5212 or visiting www.innovatoretfs.com/EPRF.

Supplemental Information (Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1-800-208-5212 or visiting www.innovatoretfs.com/EPRF.

QUARTERLY PORTFOLIO HOLDING INFORMATION

The Fund’s complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Trust’s Form N-Q is available without charge, upon request, by calling 1-800-208-5212, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING INFORMATION

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-800-208-5212 and on the SEC’s website at www.sec.gov. Information relating to how the Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

DELIVERY OF SHAREHOLDER DOCUMENTS – HOUSEHOLDING

In order to reduce expenses, the Trust delivers one copy of an annual/semiannual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding). Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Supplemental Information (Unaudited), CONTINUED

TAX INFORMATION

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors. The Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its year ended March 31, 2018.

Qualified Dividend Income*	Dividends Received Deduction*
46.44%	33.90%

*The above percentage is based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

FREQUENCY DISTRIBUTION OF PREMIUM AND DISCOUNT

The table below presents information about the differences between the daily market trading prices for shares of the Fund and a Fund’s net asset value (“NAV”). The Fund’s market price is based on the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the close of trading. Shares of the Fund will trade at market prices rather than NAV. The share may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

The NAV of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares. Premiums or discounts are the differences (expressed as a percentage) between the NAV and market price of the Fund.

The following information in the table below shows the frequency distributions of premium and discount for the Fund for the period from commencement of trading on secondary market of the Fund to March 31, 2018.

Supplemental Information (Unaudited), CONTINUED

The line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.

Innovator S&P High Quality Preferred ETF
5/24/2016* – March 31, 2018
Basis Point Differential	Market Price Above or Equal to NAV Number of Days	Market Price Below NAV Number of Days
0-24.99	134	65
25-49.9	23	3
50-99.9	21	1
100-149.9	3	0
150-199.9	1	0
>200	0	0
Total	182	69

* Commencement of trading on secondary market.

INVESTMENT ADVISOR

Innovator Capital Management, LLC

120 North Hale Street, Suite 200

Wheaton, IL 60187

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

ADMINISTRATOR, CUSTODIAN, FUND ACCOUNTANT & TRANSFER AGENT

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

LEGAL COUNSEL

Chapman and Cutler LLP

111 West Monroe Street,

Chicago, Illinois 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Grant Thornton LLP

171 North Clark Street, Suite 200

Chicago, Illinois 60601

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Bruce Howard is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $18,000 for 2017 and $20,000 for 2018.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2017 and $0 for 2018.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2017 and $5,000 for 2018.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2017 and $0 for 2018.

(e)(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Trust’s Audit Committee shall pre-approve all audit and permitted non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the funds. The policies and procedures require that any non-audit service provided by a fund audit firm to an Elkhorn fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of an Elkhorn fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

 All Covered Services shall be approved in advance of provision of the service either: (i) by the Audit Committee, or (ii) by the Chair of the Audit Committee.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 100%

(c) 100%

(d) 100%

(f)

The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2017 and $0 for 2018.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)

The registrant has a separately designated audit committee consisting of all the independent directors of the registrant. The members of the audit committee are: Bruce Howard, Greg Bunch, and Jeff Helton.

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

[Note that until the date that the registrant has filed its first report on Form N-PORT (17 CFR 270.150), in the certification required by Item 13(a)(2), the registrant’s certifying officers must certify that they have disclosed in the report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.]

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(c)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Innovator ETFs Trust II (formerly, Elkhorn ETF Trust)

By (Signature and Title)*	/s/ Benjamin T. Fulton
Benjamin T. Fulton, President and Chief Executive Officer (principal executive officer)

Date	6/11/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Benjamin T. Fulton
Benjamin T. Fulton, President and Chief Executive Officer (principal executive officer)

Date	6/11/2018

By (Signature and Title)*	/s/ Philip L. Ziesemer
Philip L. Ziesemer, Chief Financial Officer (principal financial officer)

Date	6/11/2018

* Print the name and title of each signing officer under his or her signature.